Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Australia 4.5%
Ansell Ltd.	1,516,809	21,506,642
Northern Star Resources Ltd.	7,834,455	52,022,755
Paladin Energy Ltd.(a)	34,126,073	23,837,312
Santos Ltd.	10,376,720	52,309,345
Total		149,676,054
Austria 0.5%
Kontron AG	950,964	18,422,038
Brazil 0.4%
JBS S/A	3,612,353	12,971,715
Canada 4.3%
Cameco Corp.	1,379,029	54,664,710
Pan American Silver Corp.	1,116,604	16,168,426
Vermilion Energy, Inc.	1,392,881	20,363,920
Whitecap Resources, Inc.	6,505,452	54,936,524
Total		146,133,580
Denmark 1.9%
Novo Nordisk A/S	684,354	62,311,296
Finland 1.7%
UPM-Kymmene OYJ	1,662,518	56,926,058
France 6.8%
AXA SA	1,451,263	43,057,330
DBV Technologies SA, ADR(a)	596,065	810,649
Eiffage SA	632,963	60,079,342
Sanofi	841,371	90,342,431
TotalEnergies SE	502,303	33,026,101
Total		227,315,853
Germany 2.0%
Duerr AG	668,918	18,100,893
E.ON SE	2,407,596	28,472,253
KION Group AG	504,873	19,310,979
Total		65,884,125
Greece 0.6%
JUMBO SA	778,053	21,387,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 0.4%
WH Group Ltd.	26,742,750	13,997,639
Ireland 2.4%
Amarin Corp. PLC, ADR(a)	447,025	411,263
Bank of Ireland Group PLC	2,639,301	25,800,792
Flutter Entertainment PLC(a)	336,422	54,880,648
Total		81,092,703
Israel 3.4%
Bank Hapoalim BM	4,667,512	41,585,688
Check Point Software Technologies Ltd.(a)	557,085	74,248,289
Total		115,833,977
Japan 23.8%
Amano Corp.	1,219,000	26,753,998
BayCurrent Consulting, Inc.	1,030,600	34,342,509
Denso Corp.	1,411,600	22,650,364
Hitachi Ltd.	344,600	21,357,474
ITOCHU Corp.	1,942,200	70,140,486
JustSystems Corp.	405,500	8,108,942
Kinden Corp.	1,275,000	18,543,142
Macnica Fuji Electronics Holdings, Inc.	995,200	46,722,734
MatsukiyoCocokara & Co.	3,112,800	55,759,695
Mebuki Financial Group, Inc.	6,859,300	18,962,559
MEITEC Group Holdings, Inc.	646,000	11,683,106
Mitsubishi UFJ Financial Group, Inc.	7,377,200	62,515,540
Nihon M&A Center Holdings, Inc.	860,400	4,135,035
ORIX Corp.	2,671,600	49,885,192
Otsuka Corp.	659,600	27,906,690
Round One Corp.	7,786,600	29,144,153
Sankyo Co., Ltd.	722,900	33,129,729
Shimamura Co., Ltd.	315,400	31,171,817
Ship Healthcare Holdings, Inc.	2,008,200	30,434,617
Suntory Beverage & Food Ltd.	881,100	26,814,454
Takeda Pharmaceutical Co., Ltd.	2,405,585	74,564,756
Takuma Co., Ltd.	939,500	9,715,501
TOPPAN Holdings, Inc.	2,125,700	50,849,625
USS Co., Ltd.	1,918,400	31,713,744
2	Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ValueCommerce Co., Ltd.	532,500	4,532,001
Total		801,537,863
Netherlands 11.4%
Adyen NV(a)	24,944	18,494,332
ASR Nederland NV	1,534,547	57,418,355
Heineken NV	489,672	43,170,232
ING Groep NV	4,826,454	63,612,990
Koninklijke Ahold Delhaize NV	1,983,776	59,790,393
Prosus NV(a)	1,773,045	52,244,599
Shell PLC	2,743,322	88,315,450
Total		383,046,351
Norway 1.6%
SalMar ASA	588,294	29,796,184
Yara International ASA	673,866	25,444,946
Total		55,241,130
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	133,228	—
Singapore 2.3%
BW LPG Ltd.	21,914	275,957
DBS Group Holdings Ltd.	1,654,900	40,643,770
Venture Corp., Ltd.	3,905,300	35,262,042
Total		76,181,769
South Africa 0.2%
Impala Platinum Holdings Ltd.	1,441,105	7,506,925
South Korea 2.4%
Hyundai Home Shopping Network Corp.	240,186	7,440,505
Samsung Electronics Co., Ltd.	900,522	45,525,110
Youngone Corp.	766,001	27,379,254
Total		80,344,869
Sweden 0.2%
Stillfront Group AB(a)	4,443,480	6,487,796
Switzerland 2.9%
Landis+Gyr Group AG(a)	322,343	23,264,283
Nestlé SA, Registered Shares	298,806	33,823,650
Novartis AG, Registered Shares	185,395	18,934,140
UBS AG	915,566	22,552,397
Total		98,574,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.4%
Fubon Financial Holding Co., Ltd.	25,236,703	47,513,842
Parade Technologies Ltd.	1,725,000	52,798,771
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	153,267	13,318,902
Total		113,631,515
United Kingdom 13.5%
AstraZeneca PLC, ADR	1,647,246	111,551,499
British American Tobacco PLC	2,152,795	67,594,959
Crest Nicholson Holdings PLC	2,585,789	5,480,098
DCC PLC	918,357	51,418,434
Intermediate Capital Group PLC	958,750	16,093,057
JD Sports Fashion PLC	24,099,424	43,777,298
John Wood Group PLC(a)	3,080,350	5,803,768
Just Group PLC	13,169,500	11,569,037
Liberty Global PLC, Class C(a)	2,639,538	48,989,825
TP Icap Group PLC	16,039,010	33,287,203
Vodafone Group PLC	62,435,597	58,527,153
Total		454,092,331
United States 8.9%
ACADIA Pharmaceuticals, Inc.(a)	100,982	2,104,465
Broadcom, Inc.	52,611	43,697,644
Burford Capital Ltd.	2,839,721	39,756,094
Energy Fuels, Inc.(a)	2,838,326	23,331,040
Insmed, Inc.(a)	348,113	8,789,853
Jazz Pharmaceuticals PLC(a)	361,907	46,845,242
Livent Corp.(a)	1,488,508	27,403,432
Primo Water Corp.	4,646,959	64,128,034
Roche Holding AG, Genusschein Shares	155,370	42,416,184
Sage Therapeutics, Inc.(a)	122,041	2,511,604
Total		300,983,592
Total Common Stocks (Cost $4,143,737,207)		3,349,581,159

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	40,301	2,777,545
Total Exchange-Traded Equity Funds (Cost $2,867,416)		2,777,545

Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2023 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(f),(g)	5,714,535	5,712,821
Total Money Market Funds (Cost $5,712,821)		5,712,821
Total Investments in Securities (Cost $4,152,317,444)		3,358,071,525
Other Assets & Liabilities, Net		7,116,809
Net Assets		$3,365,188,334
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
127,624,000 CAD	94,460,029 USD	State Street	11/09/2023	448,430	—
9,691,619,000 JPY	66,221,295 USD	State Street	11/09/2023	947,233	—
1,008,666,000 JPY	6,783,729 USD	State Street	11/09/2023	—	(9,741)
120,035,289,000 KRW	90,596,090 USD	State Street	11/09/2023	1,668,906	—
484,846,000 NOK	45,271,796 USD	State Street	11/09/2023	—	(102,756)
654,122,000 SEK	58,488,611 USD	State Street	11/09/2023	—	(1,475,519)
23,694,000 SGD	17,434,170 USD	State Street	11/09/2023	71,975	—
41,905,000 SGD	30,557,703 USD	State Street	11/09/2023	—	(148,923)
5,336,784,000 TWD	167,244,876 USD	State Street	11/09/2023	947,245	—
56,091,769 USD	86,817,000 AUD	State Street	11/09/2023	—	(198,116)
83,700,887 USD	74,390,000 CHF	State Street	11/09/2023	—	(2,100,800)
83,562,194 USD	580,702,000 DKK	State Street	11/09/2023	—	(1,080,467)
13,570,676 USD	12,905,000 EUR	State Street	11/09/2023	94,833	—
257,946,318 USD	240,054,000 EUR	State Street	11/09/2023	—	(3,745,616)
69,544,146 USD	55,931,000 GBP	State Street	11/09/2023	—	(1,287,520)
6,894,697 USD	74,602,000 NOK	State Street	11/09/2023	86,968	—
59,255,780 USD	100,323,000 NZD	State Street	11/09/2023	873,278	—
108,021,967 USD	1,199,854,000 SEK	State Street	11/09/2023	1,970,054	—
Total				7,108,922	(10,149,458)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	638,389,559	—

(d)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2023.
4	Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	8,505,402	592,352,030	(595,144,611)	—	5,712,821	2,125	756,014	5,714,535
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7018_12_B01_(11/23)